Provisions - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
Provisions		£ 1,803
Restructuring provision	£ 245	112
HBOS
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
Percentage of population, fraud victims	90.00%
Regulatory and legal provisions £m
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
Change in the year	£ 675
Provisions	1,105	803
Provisions applied	378
Motor Commission Review
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
Provisions	450
Payment Protection Insurance excluding MBNA | PPI remediation £m
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
Total payment protection insurance to date	21,960
Customer claims in relation to insurance branch business in Germany
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
Provisions	75
Total customer claims in relation to insurance branch business to date	709	709
Provisions applied	13
Dilapidations, rent reviews and other property related matters
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
Provisions	137	112
Indemnities and other matters relating to legacy business disposals
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
Provisions	£ 46	£ 86